CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2012 Former director-Yang Xueshan [Member] Parent Company [Member] CNY		Dec. 31, 2011 Former director-Yang Xueshan [Member] Parent Company [Member] CNY		Dec. 31, 2012 Vice President-Xie Changqing [Member] Parent Company [Member] CNY		Dec. 31, 2011 Vice President-Xie Changqing [Member] Parent Company [Member] CNY		Dec. 31, 2012 CMR Web-learning Co., Ltd. [Member] Parent Company [Member] CNY		Dec. 31, 2011 CMR Web-learning Co., Ltd. [Member] Parent Company [Member] CNY		Dec. 31, 2012 Hongcheng Liye [Member] Parent Company [Member] CNY		Dec. 31, 2011 Hongcheng Liye [Member] Parent Company [Member] CNY		Dec. 31, 2012 BJ-BCIT [Member] Parent Company [Member] CNY		Dec. 31, 2011 BJ-BCIT [Member] Parent Company [Member] CNY		Dec. 31, 2012 WITT Education [Member] Parent Company [Member] CNY		Dec. 31, 2011 WITT Education [Member] Parent Company [Member] CNY		Dec. 31, 2012 Hongcheng Technology [Member] Parent Company [Member] CNY		Dec. 31, 2011 Hongcheng Technology [Member] Parent Company [Member] CNY		Dec. 31, 2012 Others [Member] Parent Company [Member] CNY	Dec. 31, 2011 Others [Member] Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Investments in subsidiaries and VIE				$ 91,972	572,995	531,511
Equity in income in subsidiaries and the VIE				7,256	45,200	26,074	48,223
Amounts due from related parties	41,762	260,184	238,016	10,621	66,167	63,664		14,840	[1]	14,840	[1]	39,360	[1]	39,360	[1]	5,467	[2]	4,249	[2]	2,499	[3]	2,499	[3]	1,817	[4]	1,813	[4]					2,087	[5]	749	[5]	97	154
Amounts due to related parties	$ 5,699	35,507	13,146	$ 309	1,922	1,931																						1,587	[6]	1,647	[6]					335	284

[1]	The amounts represent loans to the two nominee shareholders of Hongcheng Education.
[2]	The amount represents the receivable of profit distribution from a subsidiary company.
[3]	The amounts represent the service fee paid on behalf of a subsidiary company.
[4]	The amounts represent the payment of students register fee on behalf of a subsidiary company.
[5]	The amounts represent the receivable of the proceeds from stock option exercise, which were collected and temporarily held by Hongcheng Technology.
[6]	The amounts represent the expenses paid by a subsidiary company on behalf of the Company.